Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities:
Net loss	$ (18,245)	$ (12,742)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	752	827
Non-cash financial expenses, net	198	676
Loss on extinguishment of debt	512
Share-based compensation expenses	2,875	1,440
Changes in assets and liabilities:
Prepaid expenses and other assets	416	188
Operating lease right-of-use-assets	435	400
Operating lease liabilities	(276)	(412)
Trade payables	163	220
Accrued expenses and other liabilities	459	909
Net cash used in operating activities	(12,711)	(8,494)
Cash flows from investing activities:
Investment in bank deposits	(12,000)	(14,691)
Proceeds from bank deposits		8,500
Purchase of property and equipment	(16)	(19)
Net cash used in investing activities	(12,016)	(6,210)
Cash flows from financing activities:
Proceeds from issuance of Ordinary shares, abeyance shares, warrants and pre-funded warrants, net	28,162	15,076
Payments due to long-term debt	(1,614)	(2,574)
Net cash provided by financing activities	26,548	12,502
Increase (decrease) in cash, cash equivalents and restricted deposits	1,821	(2,202)
Cash, cash equivalents and restricted deposits at the beginning of the period	15,809	5,686
Cash, cash equivalents and restricted deposits at the end of the period	17,630	3,484
Non-cash activities:
Issuance costs		77
Right-of-use asset recognized with corresponding lease liability	202	1,482
Supplemental disclosures of cash flows:
Interest paid	397	471
Supplemental disclosures of cash flow information:
Cash and cash equivalents	17,448	3,076
Restricted deposits	182	163
Restricted deposits included in other long-term assets		245
Cash, cash equivalents and restricted deposits at the end of the period	$ 17,630	$ 3,484